General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
General and Administrative Expense [Abstract]
General and Administrative Expenses	General and Administrative ExpensesGeneral and administrative expenses include management fees payable to our Managers and costs in relation to the administration of our company. General and administrative expenses for the years ended December 31, 2020, December 31, 2021 and December 31, 2022 were as follows:

	December 31,
	2020	2021	2022
Management fees – related parties	$18,884	$19,221	$17,723
Professional fees (legal and accounting)	832	854	1,023
Directors fees and expenses	644	759	802
Listing fees and expenses	93	101	181
Miscellaneous	1,049	1,563	2,073
Total	$21,502	$22,498	$21,802